Revenues and Long-Lived Assets by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2020		Sep. 30, 2020	[1]	Jun. 30, 2020	[1]	Mar. 31, 2020	[1]	Dec. 31, 2019		Sep. 30, 2019	[1]	Jun. 30, 2019	[1]	Mar. 31, 2019	[1]	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Geographic Area Information [Line Items]
Revenues	$ 1,154,716	[1]	$ 1,536,671		$ 1,355,385		$ 1,008,156		$ 1,072,315	[1]	$ 1,394,915		$ 1,371,854		$ 931,278		$ 5,054,928	[1]	$ 4,770,362	[1]	$ 4,546,653
Long-Lived Assets	999,902								1,009,431								999,902		1,009,431
United States
Geographic Area Information [Line Items]
Revenues																	4,535,262		4,184,206		3,981,056
Long-Lived Assets	799,665								808,685								799,665		808,685
Canada
Geographic Area Information [Line Items]
Revenues																	301,727		294,040		291,685
Long-Lived Assets	180,518								180,663								180,518		180,663
Latin America and Caribbean
Geographic Area Information [Line Items]
Revenues																	217,939		292,116		$ 273,912
Long-Lived Assets	$ 19,719								$ 20,083								$ 19,719		$ 20,083

[1]	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters, and demand for heating equipment is usually highest in the first and fourth quarters. Demand related to the new construction sectors throughout most of the markets is fairly evenly distributed throughout the year except for dependence on housing completions and related weather and economic conditions.